Business Combination, Goodwill, and Intangible Assets, Net. (Details) - Schedule of Changes in the Carrying Amount of Goodwill $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill, Intangible Assets, Net And Other Liabilities [Abstract]
Balance as of beginning of the year
Goodwill acquired	1,243
Closing balance	$ 1,243